Cover	Oct. 27, 2026
Class of Stock [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	ELLINGTON FINANCIAL INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34569
Entity Tax Identification Number	26-0489289
Entity Address, Address Line One	53 Forest Avenue
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	203
Local Phone Number	698-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001411342
Common Stock
Class of Stock [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EFC
Security Exchange Name	NYSE
Series B Preferred Stock
Class of Stock [Line Items]
Title of 12(b) Security	6.250% Series B Fixed-Rate Reset Cumulative Redeemable Preferred Stock
Trading Symbol	EFC PR B
Security Exchange Name	NYSE
Series C Preferred Stock
Class of Stock [Line Items]
Title of 12(b) Security	8.625% Series C Fixed-Rate Reset Cumulative Redeemable Preferred Stock
Trading Symbol	EFC PR C
Security Exchange Name	NYSE
Series D Preferred Stock
Class of Stock [Line Items]
Title of 12(b) Security	7.00% Series D Cumulative Perpetual Redeemable Preferred Stock
Trading Symbol	EFC PRD
Security Exchange Name	NYSE